INCOME TAX	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 20 -	INCOME TAX

BVI

Hollysys, and its subsidiaries, GTH and Clear Mind, are incorporated in the BVI and are not subject to income tax under the relevant jurisdiction.

Singapore

HI, HAP, CCPL, CEPL, BCPL and BMSG, the Company’s wholly owned subsidiaries incorporated in Singapore, are subject to Singapore corporate tax rate of 17% on the assessable profits arising from Singapore.

Malaysia

CESB, BMJB, and BMKL, the Company’s wholly owned subsidiaries incorporated in Malaysia, are subject to Malaysia corporate income tax rate of 25% on the assessable profits arising from Malaysia.

Dubai

CCPL Dubai, the branch of the Company's wholly owned subsidiary, CCPL, is a tax exempt company incorporated in Dubai, and no tax provision has been made for the years ended June 30, 2013, 2014 and 2015, respectively.

Hong Kong

World Hope and CSHK, the Company’s wholly owned subsidiaries incorporated in Hong Kong, are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong. No provision for Hong Kong profits tax has been made in the statements of comprehensive income as there were no assessable profits arising from Hong Kong for the years ended June 30, 2013, 2014 and 2015, respectively.

Macau

CMDE, the Company’s wholly owned subsidiary incorporated in Macau, is subject to the Macau corporate income tax rate of 12% on the assessable profits arising from Macau, with an exemption up to MOP 300. No provision for Macau profits tax has been made in the statements of comprehensive income as there were no assessable profits arising from Macau for the years ended June 30, 2013, 2014 and 2015, respectively.

India

HAIP, the Company’s wholly owned subsidiary incorporated in India, is subject to India corporate tax rate of 30% on its worldwide income. No provision for India profits tax has been made in the statements of comprehensive income as there were no taxable profits arising for the years ended June 30, 2013, 2014 and 2015, respectively.

Italy

HollyCon Italy, 99% owned by the Company and incorporated in Italy, is subject to a corporate income tax at the rate of 27.5% and to a regional production tax at the rate of  3.9% based on its worldwide income. No tax provision has been made on the statement of comprehensive income as there were no taxable profits arising for the years ended June 30, 2013, 2014 and 2015, respectively.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as adjusted in accordance with relevant PRC income tax laws. The standard statutory tax rate of PRC EIT is 25% effective from calendar year ended December 31, 2008. All PRC subsidiaries are subject to the standard statutory tax rate except for the following subsidiaries:

Beijing Hollysys

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) which provides a preferential EIT rate of 15% for three years each commencing January 1, 2014.

In February 2013, Beijing Hollysys received the “Qualified Software Development Enterprise” certificate which entitles Beijing Hollysys an EIT rate of 10% for the calendar years ended December 31, 2011 and 2012. An income tax recoverable of $1,634 was recorded in Beijing Hollysys in 2013 since it paid its EIT based on a 15% tax rate for the calendar years ended December 31, 2011 and 2012.

Hangzhou Hollysys

In 2011, Hangzhou Hollysys was certified as a HNTE which provides a preferential EIT rate of 15% for three years each, commencing on January 1, 2014, respectively.

The Company’s income before income taxes consists of:

	Year ended June 30,
	2013	2014	2015
PRC	$67,928	$97,931	$134,657
Non-PRC	(7,310)	(6,619)	(9,430)
	$60,618	$91,312	$125,227

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2013	2014	2015
Current income tax expense	$10,053	$25,333	$21,194

Deferred income tax (benefit) expense	(1,956)	(5,472)	4,846
	$8,097	$19,861	$26,040

The reconciliation of tax computed by applying the statutory tax rate in the PRC of 25% to the income before income taxes is as follows:

	Year ended June 30,
	2013	2014	2015
Income before income taxes	$60,618	$91,312	$125,227

Expected income tax expense at statutory tax rate in the PRC	15,155	22,828	31,307
Effect of different tax rates in various jurisdictions	898	2,709	1,286
Effect of preferential tax treatment	(5,994)	(5,027)	(12,453)
Effect of non-taxable income	(5,006)	(5,747)	(6,770)
Effect of additional deductible research and development expenses	(2,743)	(2,604)	(2,772)
Effect of non-deductible expenses	6,436	6,379	8,402
Effect of change in tax rate	(2,968)	-	(4,191)
Change in valuation allowance	2,233	2,075	1,475
Tax rate differential on deferred tax items	(699)	(2,193)	3,139
Withholding tax on dividend paid by subsidiaries	1,248	1,381	6,028
Recognition of temporary difference not recognized in previous years	(287)	284	323
Others	(176)	(224)	266

Total	$8,097	$19,861	$26,040

Had the above preferential tax treatment not been available, the tax charge would have been increased by $5,994, $5,027 and $10,167 and the basic net income per share would have been reduced by $0.11, $0.09 and $0.17 for the years ended June 30, 2013, 2014 and 2015, respectively, and diluted net income per share for the years ended June 30, 2013, 2014 and 2015 would have been reduced by $0.11, $0.09 and $0.17, respectively.

The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2014	2015

Deferred tax assets, current
Allowance for doubtful accounts	$7,799	$6,885
Inventory provision	210	148
Provision for contract loss	869	430
Long-term assets	18	14
Deferred revenue	10,628	5,737
Deferred subsidies	1,079	570
Warranty liabilities	1,902	1,109
Recognition of intangible assets	473	107
Accrued payroll	1,042	899
Net operating loss carry forward	4,560	5,843
Valuation allowance	(4,560)	(5,796)
Total deferred tax assets, current	$24,020	$15,946
Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(17,518)	$(12,685)
Recognition of intangible assets	-	(1,246)
PRC dividend withholding tax	(1,381)	(4,653)
Others	(61)	(36)
Total deferred tax liabilities, current	$(18,960)	$(18,620)
Net deferred tax assets, current	$6,687	$3,214
Net deferred tax liabilities, current	$(1,627)	$(5,888)
Deferred tax assets, non-current
Long-term assets	$483	$522
Deferred subsidies	1,851	1,739
Recognition of intangible assets	271	63
Warranty liabilities	-	452
Total deferred tax assets, non-current	$2,605	$2,776
Deferred tax liabilities, non-current
Share of net gains of equity investees	$(478)	$99
Intangible assets and other non-current assets	(2,692)	(371)
Total deferred tax liabilities, non-current	$(3,170)	$(272)
Net deferred tax assets-non-current	$1,806	$2,581
Net deferred tax liabilities-non-current	$(2,371)	$(77)

As of June 30, 2014 and 2015, the Company has $25,620 and $33,472 net operating loss, respectively which can be carried forward to offset future net profit for income tax purposes. For the amount as of June 30, 2015, $33,657 will expire, if unutilized, from December 31, 2015 to 2019.

The Company operates mainly through its PRC subsidiaries and the valuation allowance is considered on an individual entity basis.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to a foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. At June 30, 2014 and 2015, aggregate undistributed earnings from the Company’s PRC subsidiaries that are available for distribution is approximately RMB1,836,127 (equivalent to $276,586) and RMB2,320,060 (equivalent to $355,454), respectively. The Company expects to distribute a portion of the earnings (approximately RMB200,000 or $32,714) to holding companies located outside mainland China, and has hence accrued a withholding tax of $3,271 in the year ended June 30, 2015. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred taxes have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre-January 1, 2008 retained earnings will not be subject to withholding taxes.

The Chinese tax law grants the tax authorities the rights to further inspect companies’ tax returns retroactively in a three year period (up to five years under certain special conditions), which means theoretically the tax authorities can still review the PRC subsidiaries' tax returns for the years ended December 31, 2010 through 2014. The tax law also states that companies will be liable to additional tax, interest charges and penalties if errors are found in their tax returns and such errors have led to an underpayment of tax.

Determining income tax provisions involves judgment on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for the years ended June 30, 2012, 2013 and 2014, respectively.